Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
10.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31, 2016	Gross Cost	Accumulated Depreciation	Net Cost
Land	73	—	73
Buildings	788	(412)	376
Facilities & leasehold improvements	2,713	(2,474)	239
Machinery and equipment	12,808	(11,415)	1,393
Computer and R&D equipment	362	(324)	38
Other tangible assets	105	(96)	9
Construction in progress	159	—	159

Total	17,008	(14,721)	2,287

December 31, 2015	Gross Cost	Accumulated Depreciation	Net Cost
Land	75	—	75
Buildings	806	(399)	407
Facilities & leasehold improvements	2,746	(2,482)	264
Machinery and equipment	12,885	(11,408)	1,477
Computer and R&D equipment	377	(339)	38
Other tangible assets	104	(99)	5
Construction in progress	55	—	55

Total	17,048	(14,727)	2,321

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

Facilities & leasehold improvements, machinery and equipment and other tangible assets include assets acquired under capital lease. The net cost of assets under capital lease was less than $1 million for both the year ended December 31, 2016 and the year ended December 31, 2015.

As described in Note 7, the acquisition of ams’s NFC and RFID Reader business resulted in the recognition of building and machinery for $2 million.

The depreciation charge, which includes amortization for capital lease, was $635 million, $676 million and $750 million in 2016, 2015 and 2014, respectively.

Capital investment funding has totaled $15 million for the year ended December 31, 2016, $7 million for the year ended December 31, 2015 and less than $1 million for the year ended December 31, 2014. Public funding reduced depreciation charges by $6 million, $4 million and $4 million in 2016, 2015 and 2014, respectively.

For the years ended December 31, 2016, 2015 and 2014 the Company sold property, plant and equipment for cash proceeds of $4 million, $62 million and $9 million, respectively.

For the year ended December 31, 2016, the Company impaired $3 million of long-lived assets reclassified as Assets Held for Sale. There was no impairment recognized for the years ended December 31, 2015 and 2014.